TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred taxes are included in the consolidated balance sheets, as follows:
Long term assets	$ 17,551	$ 19,295	[1]

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.